Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Schedule of Employee Benefits
	SIX MONTHS ENDED
	JUNE 30, 2024	JUNE 30, 2023
Salaries	1,159,881	1,344,405
Pension costs	102,793	95,391
Share based compensation expense	254,288	198,792
Other employee costs and social benefits	187,621	163,218
Recharged to related party	(285,706)	-
Total employee benefits	1,418,877	1,801,806
Employee benefits attributable to continuing operations	1,418,877	1,266,316
Employee benefits attributable to discontinued operations	-	535,490